Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 USD ($)
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement at beginning of period	10,848,439	10,848,439	1,650,315	1,650,315
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period	$ 1.65		$ 6.50
Number of warrants granted in share-based payment arrangement	2,721,604	2,721,604	9,370,120	9,370,120
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 2.00		$ 0.87
Number of warrants exercised in share-based payment arrangement	(437,118)	(437,118)	(111,362)	(111,362)
Weighted average exercise price of warrants exercised in share-based payment arrangement	$ 0.85		$ (2.20)
Number of warrants expired in share-based payment arrangement	(384,027)	(384,027)	(60,634)	(60,634)
Weighted average exercise price of warrants expired in share-based payment arrangement	$ 0.45		$ (6.55)
Number of warrants outstanding in share-based payment arrangement at end of period	12,748,898	12,748,898	10,848,439	10,848,439	1,650,315	1,650,315
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period	$ 1.50		$ 1.65		$ 6.50
Warrants denominated in a foreign currency [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement at beginning of period	25,000	25,000	25,000	25,000	25,000	25,000
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period				$ 20	$ 20
Number of warrants exercised in share-based payment arrangement			0	0	0	0
Weighted average exercise price of warrants exercised in share-based payment arrangement				$ 0		$ 0
Number of warrants expired in share-based payment arrangement			(25,000)	(25,000)	0	0
Weighted average exercise price of warrants expired in share-based payment arrangement			$ 20			$ 0
Number of warrants outstanding in share-based payment arrangement at end of period	0	0	25,000	25,000	25,000	25,000
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period		$ 0				$ 20